UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eden Capital Management Partners, L.P.
Address: 5051 Westheimer
         Suite 725
         Houston, Texas  77056

13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Newar
Title:     President
Phone:     713.807.1760

Signature, Place, and Date of Signing:

     Adam Newar     Houston, Texas     May 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $45,633 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-10748                      Oppenheimer Asset Managment, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     1149    48264 SH       SOLE                    48264
ABERCROMBIE & FITCH CO         CL A             002896207     1063    44649 SH       DEFINED 1               44649
AKAMAI TECHNOLOGIES INC        COM              00971T101      389    20031 SH       SOLE                    20031
AKAMAI TECHNOLOGIES INC        COM              00971T101      380    19569 SH       DEFINED 1               19569
AMERISOURCEBERGEN CORP         COM              03073E105      647    19803 SH       SOLE                    19803
AMERISOURCEBERGEN CORP         COM              03073E105      978    29947 SH       DEFINED 1               29947
ANALOG DEVICES INC             COM              032654105      382    19830 SH       SOLE                    19830
ANALOG DEVICES INC             COM              032654105      485    25170 SH       DEFINED 1               25170
APPLE INC                      COM              037833100     2681    25500 SH  PUT  SOLE                    25500
APPLE INC                      COM              037833100     2575    24500 SH  PUT  DEFINED 1               24500
BARRICK GOLD CORP              COM              067901108     1412    43555 SH       SOLE                    43555
BARRICK GOLD CORP              COM              067901108     1798    55445 SH       DEFINED 1               55445
BECKMAN COULTER INC            COM              075811109     1052    20618 SH       SOLE                    20618
BECKMAN COULTER INC            COM              075811109     1351    26484 SH       DEFINED 1               26484
CEPHEID                        COM              15670R107       77    11204 SH       SOLE                    11204
CEPHEID                        COM              15670R107       95    13732 SH       DEFINED 1               13732
COACH INC                      COM              189754104      500    29934 SH       SOLE                    29934
COACH INC                      COM              189754104      412    24693 SH       DEFINED 1               24693
COVANCE INC                    COM              222816100      321     9000 SH       DEFINED 1                9000
DYAX CORP                      COM              26746E103       70    28035 SH       DEFINED 1               28035
EXPEDITORS INTL WASH INC       COM              302130109      457    16167 SH       SOLE                    16167
EXPEDITORS INTL WASH INC       COM              302130109      567    20033 SH       DEFINED 1               20033
EXPRESS SCRIPTS INC            COM              302182100      689    14932 SH       SOLE                    14932
EXPRESS SCRIPTS INC            COM              302182100     1157    25068 SH       DEFINED 1               25068
FEDEX CORP                     COM              31428X106      832    18700 SH       SOLE                    18700
FEDEX CORP                     COM              31428X106      807    18148 SH       DEFINED 1               18148
FEI CO                         COM              30241L109      550    35660 SH       SOLE                    35660
FEI CO                         COM              30241L109      476    30834 SH       DEFINED 1               30834
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      544    14280 SH       SOLE                    14280
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      694    18220 SH       DEFINED 1               18220
J CREW GROUP INC               COM              46612H402      268    20321 SH       SOLE                    20321
J CREW GROUP INC               COM              46612H402      259    19679 SH       DEFINED 1               19679
LAUDER ESTEE COS INC           CL A             518439104      339    13759 SH       SOLE                    13759
LAUDER ESTEE COS INC           CL A             518439104      268    10866 SH       DEFINED 1               10866
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1796    48706 SH       SOLE                    48706
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2297    62294 SH       DEFINED 1               62294
NALCO HOLDING COMPANY          COM              62985Q101      685    52372 SH       SOLE                    52372
NALCO HOLDING COMPANY          COM              62985Q101      671    51377 SH       DEFINED 1               51377
PENNEY J C INC                 COM              708160106      255    12701 SH       SOLE                    12701
PENNEY J C INC                 COM              708160106      247    12299 SH       DEFINED 1               12299
QUALCOMM INC                   COM              747525103     1227    31534 SH       SOLE                    31534
QUALCOMM INC                   COM              747525103     1575    40466 SH       DEFINED 1               40466
SPDR GOLD TRUST                GOLD SHS         78463V107     1454    16106 SH       SOLE                    16106
SPDR GOLD TRUST                GOLD SHS         78463V107     1390    15394 SH       DEFINED 1               15394
STATE STR CORP                 COM              857477103      693    22505 SH       SOLE                    22505
STATE STR CORP                 COM              857477103      622    20215 SH       DEFINED 1               20215
TEXAS INSTRS INC               COM              882508104      735    44538 SH       SOLE                    44538
TEXAS INSTRS INC               COM              882508104      916    55462 SH       DEFINED 1               55462
TIFFANY & CO NEW               COM              886547108     1107    51363 SH       SOLE                    51363
TIFFANY & CO NEW               COM              886547108      981    45517 SH       DEFINED 1               45517
WALGREEN CO                    COM              931422109      597    23000 SH       DEFINED 1               23000
WATERS CORP                    COM              941848103      262     7078 SH       SOLE                     7078
WATERS CORP                    COM              941848103      330     8922 SH       DEFINED 1                8922
ZIMMER HLDGS INC               COM              98956P102      892    24443 SH       SOLE                    24443
ZIMMER HLDGS INC               COM              98956P102     1177    32235 SH       DEFINED 1               32235